Portfolio of Investments
Columbia Seligman Technology and Information Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 9.9%
Broadcasting 1.5%
Fox Corp., Class A	3,745,780	128,030,760
Total Broadcasting		128,030,760
Cable & Satellite 0.4%
Comcast Corp., Class A	1,013,525	36,679,470
Total Cable & Satellite		36,679,470
Interactive Home Entertainment 1.4%
Activision Blizzard, Inc.	1,615,181	126,775,557
Total Interactive Home Entertainment		126,775,557
Interactive Media & Services 6.0%
Alphabet, Inc., Class A(a)	2,984,080	322,937,137
Alphabet, Inc., Class C(a)	1,843,360	201,202,744
Total Interactive Media & Services		524,139,881
Movies & Entertainment 0.5%
Warner Bros Discovery, Inc.(a)	3,131,742	41,464,264
Total Movies & Entertainment		41,464,264
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.(a)	68,800	9,904,448
Total Wireless Telecommunication Services		9,904,448
Total Communication Services		866,994,380
Consumer Discretionary 2.1%
Internet & Direct Marketing Retail 2.1%
eBay, Inc.	4,056,324	179,005,578
Total Internet & Direct Marketing Retail		179,005,578
Total Consumer Discretionary		179,005,578
Financials 0.0%
Consumer Finance 0.0%
CommonBond, Class A(a),(b),(c),(d)	1,505,550	1
Total Consumer Finance		1
Total Financials		1
Health Care 0.5%
Common Stocks (continued)
Issuer	Shares	Value ($)
Biotechnology 0.5%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	10,013,866
Apnimed, Inc.(a),(b),(c),(d)	675,613	5,999,984
Apnimed, Inc.(a),(b),(c),(d)	360,327	3,999,990
Eiger BioPharmaceuticals, Inc.(a),(e)	2,319,150	19,156,179
Total Biotechnology		39,170,019
Total Health Care		39,170,019
Industrials 3.3%
Heavy Electrical Equipment 3.0%
Bloom Energy Corp., Class A(a),(e)	10,159,748	258,159,197
Total Heavy Electrical Equipment		258,159,197
Human Resource & Employment Services 0.3%
HireRight Holdings Corp.(a)	1,576,392	25,632,134
Total Human Resource & Employment Services		25,632,134
Total Industrials		283,791,331
Information Technology 81.1%
Application Software 7.8%
Cerence, Inc.(a)	1,641,024	32,836,890
Dropbox, Inc., Class A(a)	9,084,509	194,317,647
Intapp, Inc.(a)	425,646	6,167,611
Salesforce, Inc.(a)	395,651	61,769,034
Samsara, Inc., Class A(a)	877,056	13,041,823
Splunk, Inc.(a)	135,700	12,217,071
Synopsys, Inc.(a)	921,190	318,750,164
Zendesk, Inc.(a)	500,600	38,431,062
Total Application Software		677,531,302
Communications Equipment 4.4%
Arista Networks, Inc.(a)	545,028	65,337,957
F5, Inc.(a),(f)	777,600	122,129,856
Lumentum Holdings, Inc.(a)	1,669,070	139,450,798
Telefonaktiebolaget LM Ericsson, ADR	7,286,200	54,136,466
Total Communications Equipment		381,055,077
Data Processing & Outsourced Services 4.9%
Fidelity National Information Services, Inc.	994,600	90,876,602
Fiserv, Inc.(a)	965,544	97,703,397
Visa, Inc., Class A	1,192,425	236,946,772
Total Data Processing & Outsourced Services		425,526,771
Columbia Seligman Technology and Information Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment & Instruments 1.8%
Advanced Energy Industries, Inc.	1,749,739	157,109,065
Total Electronic Equipment & Instruments		157,109,065
Internet Services & Infrastructure 2.2%
GoDaddy, Inc., Class A(a)	2,551,130	193,426,677
Total Internet Services & Infrastructure		193,426,677
IT Consulting & Other Services 0.8%
DXC Technology Co.(a)	1,697,600	42,066,528
Thoughtworks Holding, Inc.(a)	1,951,504	25,681,793
Total IT Consulting & Other Services		67,748,321
Semiconductor Equipment 12.0%
Applied Materials, Inc.	2,835,331	266,719,587
Lam Research Corp.	1,146,668	502,137,384
Teradyne, Inc.	3,340,922	282,775,638
Total Semiconductor Equipment		1,051,632,609
Semiconductors 21.7%
Analog Devices, Inc.	1,608,402	243,721,155
Broadcom, Inc.	671,976	335,389,941
GlobalFoundries, Inc.(a)	1,746,152	104,454,813
indie Semiconductor, Inc., Class A(a)	2,000,000	17,020,000
Marvell Technology, Inc.	3,931,153	184,056,583
mCube, Inc.(a),(b),(c),(d)	6,015,834	25,326,660
Microchip Technology, Inc.	1,711,350	111,665,587
Micron Technology, Inc.	2,902,394	164,072,333
NXP Semiconductors NV	695,300	114,432,474
ON Semiconductor Corp.(a)	139,600	9,600,292
Qorvo, Inc.(a)	1,229,750	110,406,955
Rambus, Inc.(a)	2,419,600	62,401,484
Renesas Electronics Corp.(a)	10,607,800	100,440,479
SMART Global Holdings, Inc.(a),(e)	2,859,496	52,471,752
Synaptics, Inc.(a),(e)	2,103,145	243,144,593
Transphorm, Inc.(a),(e)	2,987,500	16,580,625
Total Semiconductors		1,895,185,726
Systems Software 13.1%
Fortinet, Inc.(a)	2,968,515	144,536,995
Microsoft Corp.	1,235,575	323,065,795
NortonLifeLock, Inc.	7,144,208	161,387,659
Oracle Corp.	1,417,000	105,070,550
Palo Alto Networks, Inc.(a)	346,070	192,695,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Tenable Holdings, Inc.(a)	519,744	20,587,060
VMware, Inc., Class A	695,969	80,753,283
Xperi Holding Corp.(e)	7,076,541	112,587,767
Total Systems Software		1,140,684,346
Technology Hardware, Storage & Peripherals 12.4%
Apple, Inc.(f)	3,293,200	517,756,904
Dell Technologies, Inc.	2,035,936	77,955,989
HP, Inc.	3,522,310	101,125,520
NetApp, Inc.	2,558,306	184,530,612
Western Digital Corp.(a)	4,752,792	200,852,990
Total Technology Hardware, Storage & Peripherals		1,082,222,015
Total Information Technology		7,072,121,909
Total Common Stocks (Cost: $4,987,604,387)		8,441,083,218

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount	Value ($)
Technology 0.0%
Movella, Inc.(b),(c),(d)
09/01/2023	6.000%	3,000,000	3,000,000
Total Convertible Bonds (Cost: $3,000,000)			3,000,000

Exchange-Traded Equity Funds 0.1%
Issuer	Shares	Value ($)
Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Seligman Semiconductor and Technology ETF(a),(e)	540,600	8,939,416
Total Diversified Capital Markets		8,939,416
Total Financials		8,939,416
Total Exchange-Traded Equity Funds (Cost: $8,811,780)		8,939,416

Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Consumer Finance 0.0%
CommonBond LLC(b),(c),(d)	1.000%	686,561	1
Total Financials			1
Total Preferred Stocks (Cost: $295,734)			1

2	Columbia Seligman Technology and Information Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2022 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(e),(g)	242,722,931	242,601,570
Total Money Market Funds (Cost: $242,599,659)		242,601,570
Total Investments in Securities (Cost $5,242,311,560)		8,695,624,205
Other Assets & Liabilities, Net		21,251,921
Net Assets		$8,716,876,126
At August 31, 2022, securities and/or cash totaling $28,314,234 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(27,246,226)	(1,733)	180.00	11/18/2022	(1,134,484)	(292,877)
F5, Inc.	Morgan Stanley	USD	(1,068,008)	(68)	195.00	1/20/2023	(40,422)	(21,080)
Total							(1,174,906)	(313,957)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2022, the total value of these securities amounted to $48,340,502, which represents 0.55% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At August 31, 2022, the total market value of these securities amounted to $48,340,502, which represents 0.55% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	3,999,990	3,999,990
Apnimed, Inc.	04/28/2022	675,613	5,999,993	5,999,984
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	10,013,866
CommonBond LLC	10/15/2020—12/31/2021	686,561	295,734	1
CommonBond, Class A	03/19/2018—12/31/2021	1,505,550	10,292,674	1
mCube, Inc.	09/08/2020	6,015,834	25,000,001	25,326,660
Movella, Inc.	03/08/2022	3,000,000	3,000,000	3,000,000
			58,588,389	48,340,502

Columbia Seligman Technology and Information Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, August 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Bloom Energy Corp., Class A
	177,998,785	—	—	80,160,412	258,159,197	—	—	10,159,748
Columbia Seligman Semiconductor and Technology ETF‡
	—	8,811,780	—	127,636	8,939,416	—	—	540,600
Columbia Short-Term Cash Fund, 2.366%
	4,554,197	352,690,084	(114,644,622)	1,911	242,601,570	(6,081)	368,769	242,722,931
Eiger BioPharmaceuticals, Inc.
	16,094,901	—	—	3,061,278	19,156,179	—	—	2,319,150
SMART Global Holdings, Inc.
	70,486,576	—	—	(18,014,824)	52,471,752	—	—	2,859,496
Synaptics, Inc.
	307,422,319	3,746,331	—	(68,024,057)	243,144,593	—	—	2,103,145
Transphorm, Inc.
	17,954,875	—	—	(1,374,250)	16,580,625	—	—	2,987,500
Xperi Holding Corp.
	116,479,865	—	—	(3,892,098)	112,587,767	—	353,827	7,076,541
Total	710,991,518			(7,953,992)	953,641,099	(6,081)	722,596

‡	Issuer was not an affiliate at the beginning of period.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2022.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Seligman Technology and Information Fund | First Quarter Report 2022

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1QT219_05_M01_(10/22)